Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jul. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	As of July 31,
	2026	2025
Office and electronic equipment	$852,470	$828,933
Leasehold improvements	855,872	591,895
Automobiles	724,235	532,058
Land	125,807	132,957
Buildings	104,580	110,525
Subtotal	2,662,964	2,196,368
Construction in progress	—	177,909
Less: accumulated depreciation	(1,584,320)	(1,275,598)
Property, plant and equipment, net	$1,078,644	$1,098,679